Income Tax (Details)		1 Months Ended	12 Months Ended
	Sep. 14, 2021	Sep. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Tax rate			17.00%	17.00%	35.00%
Corporate tax rate			35.00%
Minimum [Member]
Income Tax (Details) [Line Items]
Tax rate			15.00%
Malta to Luxembourg [Member]
Income Tax (Details) [Line Items]
Tax rate		17.00%
Bottom of Range [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	30.00%
Top of Range [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	35.00%